Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Narrative (Details) kr / shares in Units, shares in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2019 DKK (kr) kr / shares	Mar. 31, 2019 DKK (kr) kr / shares	Dec. 31, 2019 DKK (kr) vote kr / shares shares	Dec. 31, 2018 DKK (kr) kr / shares	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Disclosure of classes of share capital [line items]
Share capital			kr 57,593,000,000	kr 51,839,000,000	kr 49,815,000,000	kr 45,269,000,000
Interim dividend (DKK per share) | kr / shares	kr 3	kr 5.15	kr 8.35	kr 8.15
Net cash distribution to shareholders in the form of dividends and share repurchases	kr 34,700,000,000		kr 34,743,000,000	kr 34,615,000,000	35,689,000,000
Free cash flow	34,500,000,000		34,451,000,000	32,536,000,000	32,588,000,000
Total dividend for year			19,651,000,000	19,547,000,000
Dividends proposed			12,551,000,000
Total dividend	kr 7,100,000,000	kr 12,309,000,000	19,409,000,000	19,048,000,000	18,844,000,000
Distributable reserves			40,801,000,000	38,816,000,000
Share capital
Disclosure of classes of share capital [line items]
Share capital			480,000,000	490,000,000	500,000,000	510,000,000
Retained earnings
Disclosure of classes of share capital [line items]
Share capital			kr 57,817,000,000	53,406,000,000	48,977,000,000	46,111,000,000
Interim dividend (DKK per share) | kr / shares			kr 5.35
Total dividend			kr 19,409,000,000	19,048,000,000	kr 18,844,000,000
A share capital | Share capital
Disclosure of classes of share capital [line items]
Share capital			kr 107,000,000	107,000,000		107,000,000
Number of shares outstanding (in shares) | shares			537
Value of shares (DKK per share) | kr / shares			kr 0.20
Number of votes | vote			200
B share capital | Share capital
Disclosure of classes of share capital [line items]
Share capital			kr 373,000,000	383,000,000		kr 403,000,000
Number of shares outstanding (in shares) | shares			1,863
Value of shares (DKK per share) | kr / shares			kr 0.20
Number of votes | vote			20
Treasury shares
Disclosure of classes of share capital [line items]
Value of shares (DKK per share) | kr / shares			kr 0.20
Share repurchase programme of Novo Nordisk B shares
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount			kr 15,000,000,000	kr 1,200,000,000
Share repurchase programme, outstanding at year-end			kr 900,000,000.0